Total
Opportunistic Small Cap Portfolio
Fund Summary
Investment Objective
The fund seeks capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Opportunistic Small Cap Portfolio	Opportunistic Small Cap Portfolio - Initial Shares	Opportunistic Small Cap Portfolio - Service Shares
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.07%	0.07%
Total annual fund operating expenses	0.82%	1.07%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Opportunistic Small Cap Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Opportunistic Small Cap Portfolio - Initial Shares	84	262	455	1,014
Opportunistic Small Cap Portfolio - Service Shares	109	340	590	1,306

Expense Example No Redemption - Opportunistic Small Cap Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Opportunistic Small Cap Portfolio - Initial Shares	84	262	455	1,014
Opportunistic Small Cap Portfolio - Service Shares	109	340	590	1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33.58% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations that fall within the market capitalization range of companies comprising the Russell 2000® Index, the fund's benchmark index. As of February 29, 2024, the market capitalizations of the smallest and largest companies in the index were approximately $22 million and $45.68 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $4.07 billion and $936.0 million, respectively. Stocks are selected for the fund's portfolio based primarily on bottom-up fundamental analysis. The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of a company's business prospects, estimation of the company's value and the identification of events or a catalyst that could cause the estimated value of the company to change. In general, the fund seeks exposure to stocks and sectors that the fund's sub-adviser perceives to be attractive from a valuation and fundamental standpoint.

The fund typically sells a stock when, in the sub-adviser's view, it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired or a better risk/reward opportunity is presented in the marketplace.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.

Year-by-Year Total Returns as of 12/31 each year (%) Initial Shares

During the periods shown in the chart: Best Quarter Q2, 2020: 31.64% Worst Quarter Q1, 2020: -33.53%
Average Annual Total Returns (as of 12/31/23)
Average Annual Returns - Opportunistic Small Cap Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Opportunistic Small Cap Portfolio - Initial Shares	9.28%	9.15%	6.15%
Opportunistic Small Cap Portfolio - Service Shares	9.01%	8.88%	5.89%
Russell 2000® Index reflects no deductions for fees, expenses or taxes	16.93%	9.97%	7.16%